JPMorgan Mid Cap Growth Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL MIDCAP GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.10%	11.47%	11.54%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	9.52%	10.61%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.49%	10.15%	10.76%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	14.35%	11.01%	11.53%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	9.58%	10.16%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.89%	8.62%	9.24%